Note 10 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10.	PROPERTY AND EQUIPMENT, NET

(In Thousands)

	December 31
	2014	2013
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	22,751	26,052
Furniture and fixtures	1,030	1,148
Leasehold improvements	2,052	3,150
Transportation equipment	668	673
Property leased to others	3,766	-
Prepayment for property and equipment	4,397	9,929
	45,229	51,517
Accumulated depreciation
Buildings	1,757	1,577
Equipment	20,887	22,649
Furniture and fixtures	886	935
Leasehold improvements	1,701	2,724
Transportation equipment	619	593
Property leased to others	16	-
	25,866	28,478

	$19,363	$23,039

Depreciation expense recognized during the years ended December 31, 2014, 2013, and 2012 was approximately $2,548,000, $3,464,000, and $3,707,000, respectively.

As a result of dissolution activities of the Intelligent Power Group and the Intelligent E-commence Group, losses on asset write-off of $24,000 and $462,000, respectively, on property and equipment were incurred for the years ended December 31, 2014 and 2012.  Please see discussions in note 3.

In August 2009, the Company sold its land, located in Hsinchu, Taiwan, to a real estate developer in exchange for a portion of the real estate after it is developed, which includes a portion of an office building and a portion of a parking lot, with a carrying value of approximately $8,918,000.  The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth.  The Company deferred the transaction gain of $129,000 during the construction period.  In the fourth quarter of 2014, some units of the building were completed and the Company recorded realized gain of $72,000 accordingly.  Considering the Company’s current operating scale and capital requirements, the Company leased out three units to a third party in December 2014.  The Company also sold two building units to third parties in the fourth quarter of 2014.  As a result of the sale of building units, a net gain of $458,000 was recorded for the year ended December 31, 2014.